Cadre Institutional Investors Trust
                            Airport Corporate Center
                         One Corporate Drive, Suite 101
                             Bohemia, New York 11716
                                 (800) 221-4524

                                   February 2, 2006

Via Electronic Transmission
---------------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:  Cadre Institutional Investors Trust (the "Trust") --
           Registration Statement on Form N-1A
           (1933 Act File No. 33-94206; 1940 Act File No. 811-9064)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-named Trust hereby certifies that the definitive forms of prospectuses and the definitive statement of additional information dated January 31, 2006, that would have been filed under paragraph (c) of Rule 497, each do not differ from those contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485 (b) as Post-Effective Amendment No. 14 on January 31, 2006.

                                   Sincerely,

                                   CADRE INSTITUTIONAL INVESTORS TRUST

                                   By:    /s/Jennifer Scheffel
                                          --------------------
                                   Name:  Jennifer Scheffel
                                   Title: Assistant Secretary